Schedule of earnings per share (Details) - BRL (R$) R$ / shares in Units, shares in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic number:
Allocated basic earnings and not distributed- Continued operation	R$ 1,610
Net income allocated available to common shareholders	R$ 1,610	R$ 1,398	R$ 1,047
Basic denominator (millions of shares)
Weighted average of the number of shares	1,344
Basic earnings per million shares (R$)	R$ 1.19802
Diluted number:
Allocated diluted earnings and not distributed	R$ 1,610
Diluted denominator (millions of shares)
Weighted average of the number of shares	1,344
Stock options plan	11
Diluted weighted average of shares	1,355
Diluted earnings per million shares (R$)	R$ 1.18852
Net income allocated available to common shareholders	R$ 1,610	1,398	1,047
Originally Presented [Member]
Basic number:
Allocated basic earnings and not distributed- Continued operation		1,189	1,076
Net income allocated available to common shareholders		R$ 1,398	R$ 1,047
Diluted denominator (millions of shares)
Weighted average of the number of shares		268	258
Allocated basic earnings and not distributed- Discontinued operation		R$ 209	R$ (29)
Net income allocated available to common shareholders		R$ 1,398	R$ 1,047
Basic and diluted earnings per million shares (R$) - Attributable to controlling shareholders		R$ 4.43657	R$ 4.17054
Basic and diluted earnings per million shares (R$) - Attributable to controlling shareholders		R$ 5.21642	R$ 4.05814
Restated One [Member]
Basic number:
Allocated basic earnings and not distributed- Continued operation		R$ 1,189	R$ 1,076
Net income allocated available to common shareholders		R$ 1,398	R$ 1,047
Diluted denominator (millions of shares)
Weighted average of the number of shares		1,340	1,290
Allocated basic earnings and not distributed- Discontinued operation		R$ 209	R$ (29)
Net income allocated available to common shareholders		R$ 1,398	R$ 1,047
Basic and diluted earnings per million shares (R$) - Attributable to controlling shareholders		R$ 0.88731	R$ 0.83411
Basic and diluted earnings per million shares (R$) - Attributable to controlling shareholders		R$ 1.04328	R$ 0.81163
Split Effect [Member]
Diluted denominator (millions of shares)
Weighted average of the number of shares		1,072	1,032